Debt - Summary of Issued Bond Outstanding (Detail) € in Millions, $ in Millions	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)	Sep. 30, 2018	Aug. 31, 2018	Dec. 31, 2017 USD ($)		Nov. 30, 2017	Apr. 30, 2017	Oct. 31, 2016	Aug. 31, 2016	Mar. 31, 2016
Debt Instrument [Line Items]
Debt	$ 24,445				$ 25,895	[1]
Industrial Activities
Debt Instrument [Line Items]
Debt	6,347				7,443
Financial services
Debt Instrument [Line Items]
Debt	20,436				$ 21,075
1.875% Notes Due January 2026 | CNH Industrial Finance Europe S.A. (formerly Fiat Industrial Finance Europe S.A.)
Debt Instrument [Line Items]
Coupon rate			1.875%
3.875% Notes | CNH Industrial Capital LLC (formerly CNH Capital LLC)
Debt Instrument [Line Items]
Coupon rate									3.875%
4.500% Notes Due August 2023
Debt Instrument [Line Items]
Coupon rate										4.50%
3.850% Notes Due November 2027 | C H N Industrial N V
Debt Instrument [Line Items]
Coupon rate							3.85%
4.875% Notes Due April 2021 | CNH Industrial Capital LLC (formerly CNH Capital LLC)
Debt Instrument [Line Items]
Coupon rate											4.875%
4.375% Notes Due April 2022 | CNH Industrial Capital LLC (formerly CNH Capital LLC)
Debt Instrument [Line Items]
Coupon rate								4.375%
4.200% Notes Due January 2024 | CNH Industrial Capital LLC (formerly CNH Capital LLC)
Debt Instrument [Line Items]
Coupon rate				4.20%
Bonds | Industrial Activities
Debt Instrument [Line Items]
Debt	4,888
Hedging effects, bond premium/discount, and unamortized issuance costs	(52)
Bonds | Financial services
Debt Instrument [Line Items]
Debt	2,990
Hedging effects, bond premium/discount, and unamortized issuance costs	(10)
Bonds | 2.750% Notes Due March 2019 | CNH Industrial Finance Europe S.A. (formerly Fiat Industrial Finance Europe S.A.) | Industrial Activities
Debt Instrument [Line Items]
Debt	$ 626	€ 547
Coupon rate	2.75%	2.75%
Bonds | 2.875% Notes Due September 2021 | CNH Industrial Finance Europe S.A. (formerly Fiat Industrial Finance Europe S.A.) | Industrial Activities
Debt Instrument [Line Items]
Debt	$ 494	€ 432
Coupon rate	2.875%	2.875%
Bonds | 1.625% Notes Due March 2022 | CNH Industrial Finance Europe S.A. (formerly Fiat Industrial Finance Europe S.A.) | Industrial Activities
Debt Instrument [Line Items]
Debt	$ 86	€ 75
Coupon rate	1.625%	1.625%
Bonds | 1.375% Notes Due May 2022 | CNH Industrial Finance Europe S.A. (formerly Fiat Industrial Finance Europe S.A.) | Industrial Activities
Debt Instrument [Line Items]
Debt	$ 573	€ 500
Coupon rate	1.375%	1.375%
Bonds | 2.875% Notes Due May 2023 | CNH Industrial Finance Europe S.A. (formerly Fiat Industrial Finance Europe S.A.) | Industrial Activities
Debt Instrument [Line Items]
Debt	$ 573	€ 500
Coupon rate	2.875%	2.875%
Bonds | 1.750% Notes Due September 2025 | CNH Industrial Finance Europe S.A. (formerly Fiat Industrial Finance Europe S.A.) | Industrial Activities
Debt Instrument [Line Items]
Debt	$ 744	€ 650
Coupon rate	1.75%	1.75%
Bonds | 3.500% Notes Due November 2025 | CNH Industrial Finance Europe S.A. (formerly Fiat Industrial Finance Europe S.A.) | Industrial Activities
Debt Instrument [Line Items]
Debt	$ 114	€ 100
Coupon rate	3.50%	3.50%
Bonds | 1.875% Notes Due January 2026 | CNH Industrial Finance Europe S.A. (formerly Fiat Industrial Finance Europe S.A.) | Industrial Activities
Debt Instrument [Line Items]
Debt	$ 573	€ 500
Coupon rate	1.875%	1.875%
Bonds | 3.875% Notes | CNH Industrial Finance Europe S.A. (formerly Fiat Industrial Finance Europe S.A.) | Industrial Activities
Debt Instrument [Line Items]
Debt	$ 57	€ 50
Coupon rate	3.875%	3.875%
Bonds | 3.875% Notes | CNH Industrial Capital LLC (formerly CNH Capital LLC) | Financial services
Debt Instrument [Line Items]
Debt	$ 400
Coupon rate	3.875%	3.875%
Bonds | 4.500% Notes Due August 2023 | C H N Industrial N V | Industrial Activities
Debt Instrument [Line Items]
Debt	$ 600
Coupon rate	4.50%	4.50%
Bonds | 3.850% Notes Due November 2027 | C H N Industrial N V | Industrial Activities
Debt Instrument [Line Items]
Debt	$ 500
Coupon rate	3.85%	3.85%
Bonds | 3.375% Notes Due July 2019 | CNH Industrial Capital LLC (formerly CNH Capital LLC) | Financial services
Debt Instrument [Line Items]
Debt	$ 500
Coupon rate	3.375%	3.375%
Bonds | 4.375% Notes Due November 2020 | CNH Industrial Capital LLC (formerly CNH Capital LLC) | Financial services
Debt Instrument [Line Items]
Debt	$ 600
Coupon rate	4.375%	4.375%
Bonds | 4.875% Notes Due April 2021 | CNH Industrial Capital LLC (formerly CNH Capital LLC) | Financial services
Debt Instrument [Line Items]
Debt	$ 500
Coupon rate	4.875%	4.875%
Bonds | 4.375% Notes Due April 2022 | CNH Industrial Capital LLC (formerly CNH Capital LLC) | Financial services
Debt Instrument [Line Items]
Debt	$ 500
Coupon rate	4.375%	4.375%
Bonds | 4.200% Notes Due January 2024 | CNH Industrial Capital LLC (formerly CNH Capital LLC) | Financial services
Debt Instrument [Line Items]
Debt	$ 500
Coupon rate	4.20%	4.20%

[1]	2017 figures have been recast following the retrospective adoption on January 1, 2018 of the updated accounting standards for revenue recognition (ASC 606).